UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2000
                                                --------------------------------

Check here if Amendment [ ];      Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Sigma Management Services, Inc.
          ----------------------------------------------------------------------
Address:  26261 Evergreen, Suite 455
          ----------------------------------------------------------------------
          Southfield, MI  48076
          ----------------------------------------------------------------------

          ----------------------------------------------------------------------

Form 13F File Number: 28-7002
                         --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert M. Bilkie, Jr. CFA
          ----------------------------------------------------------------------
Title:    President
          ----------------------------------------------------------------------
Phone:    (248) 223-0122
          ----------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Robert M. Bilkie, Jr.         Southfield, Michigan         February 12, 2001
------------------------------    ------------------------     -----------------
        [Signature]                  [City, State]                  [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager (s).)

[ ] 13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                                Name

28-
   ----------------------      -------------------------------------------------
   [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      NONE
                                        -------------------

Form 13F Information Table Entry Total: 76
                                        -------------------

Form 13F Information Table Value Total: $ 328,326
                                        -------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                          Form 13F INFORMATIONAL TABLE

       ITEM 1:                ITEM 2:       ITEM 3:   ITEM 4:  ITEM 5:     ITEM 6:       ITEM 7:               ITEM 8:
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----------------------
                                                      VALUE    SHARES/ SH/ PUT/ INVSTMT                   VOTING AUTHORITY
NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN  MANAGERS      SOLE   SHARED     NONE
------------------------  --------------   --------- -------- -------- ---------------- ---------     -----   ------   ------
AOL Time Warner                com         00184A105     2726    78341   SH     SOLE                  53861             24480
Abbott Laboratories            com         002824100      883    18230   SH     SOLE                   5450             12780
Advanced Tissue Sciences       com         00755F103       64    21000   SH     SOLE                  21000
Allergan, Inc.                 com         018490102     2774    28650   SH     SOLE                  19935              8840
Amer Home Products             com         026609107     1084    17065   SH     SOLE                   5665             11400
Amer Int'l Group               com         026874107    12481   126626   SH     SOLE                  83921             43080
Amgen                          com         031162100     6927   108337   SH     SOLE                  73350             35157
Automatic Data Proc            com         053015103     9865   155809   SH     SOLE                  96233             59876
Bank One Corp                  com         06423A103      940    25663   SH     SOLE                   4669             20994
Bristol-Myers Squibb           com         110122108     7483   101206   SH     SOLE                  73754             27522
CVS Corp.                      com         126650100      319     5316   SH     SOLE                                     5316
Calpine Corporation            com         131347106    10139   224990   SH     SOLE                 151160             74190
Catalina Marketing Corp        com         148867104      214     5500   SH     SOLE                   5500
Chase Manhattan                com         16161A108     6423   141361   SH     SOLE                  98804             43157
Cisco Systems Inc              com         17275R102     8696   227336   SH     SOLE                 153998             73338
Citigroup                      com         172967101     7650   149814   SH     SOLE                 102914             47060
Clear Channel Communication    com         184502102     3795    78349   SH     SOLE                  56619             21830
Coca-Cola                      com         191216100      836    13716   SH     SOLE                   5456              8260
Comerica                       com         200340107     2164    36453   SH     SOLE                  20625             15828
Costco Wholesale Corp          com         22160K105     5671   141987   SH     SOLE                  95467             46520
Dell Computers                 com         247025109     1979   113470   SH     SOLE                  84670             28800
Disney (Walt)Holding Co.       com         254687106     3462   119636   SH     SOLE                  86992             32644
Dover Corp                     com         260003108     3059    75426   SH     SOLE                  48127             27641
Du Pont E.I. deNemours         com         263534109     1983    41051   SH     SOLE                  27976             13075
EMC Inc.                       com         268648102     6861   103180   SH     SOLE                  68250             34930
Emerson Electric               com         291011104     4140    52527   SH     SOLE                  31709             21160
Enron Corp                     com         293561106      205     2470   SH     SOLE                   2470
Exxon-Mobil Corp               com         30231G102    10385   119456   SH     SOLE                  80591             39207
Fannie Mae                     com         313586109      501     5780   SH     SOLE                   2480              3300
Ford Motor Co                  com         345370100      484    20650   SH     SOLE                  16648              4002
Genentech                      com         368710406     5090    62457   SH     SOLE                  41507             20950
General Electric               com         369604103    15497   323275   SH     SOLE                 202184            121091
Global Crossing Ltd.           com         G3921A100     3994   279084   SH     SOLE                 203394             77170
Hewlett-Packard                com         428236103      319    10100   SH     SOLE                   8100              2000
Home Depot                     com         437076102     8197   179423   SH     SOLE                 123883             56140
Int'l Bus. Machines            com         459200101     5556    65369   SH     SOLE                  43577             21792
Intel Corp                     com         458140100     7576   252022   SH     SOLE                 158611             93811
Interpublic Grp Cos            com         460690100     4367   102613   SH     SOLE                  65993             36620
Johnson & Johnson              com         478160104     7225    68768   SH     SOLE                  48492             20276
Kimberly-Clark                 com         494368103      311     4400   SH     SOLE                   4400
Kohl's Corp.                   com         500255104     4650    76237   SH     SOLE                  48417             28220
Lilly (Eli)                    com         532457108      802     8620   SH     SOLE                   4650              3970
McDonald's Corp                com         580135101      305     8968   SH     SOLE                   2000              6968
Medtronic Inc                  com         585055106     9990   165458   SH     SOLE                 113988             51470
Mellon Financial Corp.         com         58551A108     1520    30900   SH     SOLE                  30900
Merck & Co                     com         589331107    10625   113484   SH     SOLE                  74902             38838
Microsoft                      com         594918104     6466   149065   SH     SOLE                 106044             43421
Minnesota Min'g/Mfg            com         604059105      732     6077   SH     SOLE                   2160              3917
Morgan Stanley Dean Witter     com         617446448      563     7100   SH     SOLE                   6500               600
NASDAQ 100 Shares              com         631100104     4185    71689   SH     SOLE                  54219             17910
Northern Trust Company         com         665859104     5431    66590   SH     SOLE                  43980             22810
Oracle Corp                    com         68389X105     9993   343851   SH     SOLE                 211423            132428
Patterson Dental               com         703412106      479    14154   SH     SOLE                  14154
Pfizer, Inc                    com         717081103     7941   172623   SH     SOLE                 127354             45719
Precision Castparts            com         740189105      230     5460   SH     SOLE                   5460
Procter & Gamble               com         742718109      478     6095   SH     SOLE                   5295               800
QUALCOMM Inc                   com         747525103     7246    88170   SH     SOLE                  63560             24730
Qwest Communication Intl Inc.  com         749121109     3105    75736   SH     SOLE                  50103             25763
Royal Dutch Petrol             com         780257804     3417    56429   SH     SOLE                  35174             21255
S & P Depository Receipts      com         78462F103     2309    17604   SH     SOLE                  15119              2485
SBC Communications, Inc        com         78387G103      486    10183   SH     SOLE                   9158              1025
Schering-Plough                com         806605101      309     5450   SH     SOLE                   4850               600
Schwab (Charles) Corp          com         808513105    11662   410982   SH     SOLE                 250321            160661
Stryker Corp                   com         863667101     1896    37484   SH     SOLE                   3400             34084
Sun Microsystems               com         866810104      382    13702   SH     SOLE                  10562              3140
Sysco Corp                     com         871829107     9060   302014   SH     SOLE                 206060             96514
Target Stores                  com         87612E106     2477    76800   SH     SOLE                  54910             22110
Tellabs Inc.                   com         879664100     6004   106262   SH     SOLE                  69207             37155
Texas Instruments              com         882508104     3774    79665   SH     SOLE                  54740             25325
Time Warner Inc                com         887315109     3463    66295   SH     SOLE                  42275             24100
Tyco International             com         902124106     4129    74391   SH     SOLE                  53006             21715
Verizon Communications         com         077853109      273     5440   SH     SOLE                   5296               144
Vodafone Group PLC ADR         com         92857W100     5261   146915   SH     SOLE                 100900             46015
Wal Mart Stores                com         931142103     3631    68345   SH     SOLE                  48050             20345
Walgreen Co                    com         931422109     8470   202566   SH     SOLE                 133795             68771
WorldCom Inc.                  com         98157D106     4255   302543   SH     SOLE                 221904             81089